Fair values - Summary of Carrying Amounts And Fair Value of the Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Interest-bearing loans and borrowings - long term | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	₨ 642,691	$ 7,524	₨ 595,664
Fair value	631,249	7,389	585,787
Interest accrued | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	5,405	63	2,957
Fair value	5,405	63	2,957
Capital creditors | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	32,545	381	40,092
Fair value	32,545	381	40,092
Purchase consideration payable | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	44	1	44
Fair value	44	1	44
Liability for operation and maintenance | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	1,323	15	2,193
Fair value	1,323	15	2,193
Interest-bearing loans and borrowings - short term | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	80,327	940	51,652
Fair value	80,327	940	51,652
Trade payables | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	8,173	96	9,094
Fair value	8,173	96	9,094
Liability for put options with non-controlling interests
Financial liabilities
Carrying value	6,358		5,935
Liability for put options with non-controlling interests | Financial liabilities at fair value
Financial liabilities
Carrying value	6,370	75	5,935
Fair value	6,370	75	5,935
Derivative instruments - share warrants | Financial liabilities at fair value through profit or loss
Financial liabilities
Carrying value	190	2	772
Fair value	190	2	772
Derivative instruments - hedge instruments | Financial liabilities designated as a hedge instrument at fair value
Financial liabilities
Carrying value	857	10	546
Fair value	857	10	546
Security deposits | Financial assets measured at amortised cost
Financial assets
Carrying value	754	9	543
Fair value	754	9	543
Bank deposits with remaining maturity for more than twelve months | Financial assets measured at amortised cost
Financial assets
Carrying value	2,433	28	2,888
Fair value	2,433	28	2,888
Trade receivables | Financial assets measured at amortised cost
Financial assets
Carrying value	24,268	284	21,856
Fair value	24,268	284	21,856
Cash and cash equivalents | Financial assets measured at amortised cost
Financial assets
Carrying value	40,419	473	27,021
Fair value	40,419	473	27,021
Bank balances other than cash and cash equivalents | Financial assets measured at amortised cost
Financial assets
Carrying value	40,099	469	50,706
Fair value	40,099	469	50,706
Advances recoverable | Financial assets measured at amortised cost
Financial assets
Carrying value	634	7	1,449
Fair value	634	7	1,449
Interest accrued on fixed deposits | Financial assets measured at amortised cost
Financial assets
Carrying value	900	11	1,003
Fair value	900	11	1,003
Interest accrued on loans to related parties | Financial assets measured at amortised cost
Financial assets
Carrying value	15	0	4
Fair value	15	0	4
Government grant receivable | Financial assets measured at amortised cost
Financial assets
Carrying value	288	3	322
Fair value	288	3	322
Deferred consideration receivable | Financial assets measured at amortised cost
Financial assets
Carrying value	385	5	1,026
Fair value	385	5	1,026
Loans to related parties | Financial assets measured at amortised cost
Financial assets
Carrying value	284	3	232
Fair value	284	3	232
Other current financial assets | Financial assets measured at amortised cost
Financial assets
Carrying value	554	6	438
Fair value	554	6	438
Investments | Financial assets measured at fair value through profit or loss
Financial assets
Carrying value	1,342	16	2,325
Fair value	1,342	16	2,325
Derivative instruments - hedge instruments | Financial assets designated as a hedge instrument at fair value
Financial assets
Carrying value	7,398	87	3,566
Fair value	₨ 7,398	$ 87	₨ 3,566